Basis of presentation	6 Months Ended
Jun. 30, 2023
Basis Of Presentation
Basis of presentation

2. Basis of presentation

These unaudited condensed interim consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting as issued by the International Accounting Standards Board.

The unaudited condensed interim consolidated financial statements do not include all the notes normally included in annual consolidated financial statements. Accordingly, these unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s annual consolidated financial statements as of and for the year ended December 31, 2022.

The accounting policies used in these condensed interim consolidated financial statements are consistent with those presented in the Company’s annual consolidated financial statements.

New standards and amendments

Effective January 1, 2023, the Company adopted the Disclosure of Accounting Policies (amendments to IAS 1 and IFRS Practice Statement 2). The amendments to IAS 1 require that the Company discloses its material accounting policies instead of its significant accounting policies. As a result of the adoption of these amendments, there were no adjustments to the presentation or amounts recognized in the interim financial statements.

Critical accounting estimates and judgements

The preparation of condensed interim consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Judgements, estimates and assumptions are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s condensed interim consolidated financial statements are prepared.

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2023, and for the three and six months ended June 30, 2023, and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgements in order to ensure that the condensed interim consolidated financial statements are presented fairly and in accordance with IFRS applicable to interim financial statements. Critical accounting estimates and assumptions, as well as critical judgements used in applying accounting policies in the preparation of the Company’s condensed interim consolidated financial statements, were the same as those applied to the Company’s annual consolidated financial statements as of and for the year ended December 31, 2022.